Summary of Significant of Accounting Policies - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 30, 2021 ¥ / shares	Dec. 30, 2021 $ / shares
Advertising and promotional expenses	¥ 242,354	$ 38,031	¥ 550,566	¥ 1,305,720
Cash and cash equivalents, restricted cash, short-term investments and available-for-sale debt security	¥ 1,847,520				$ 289,917
Maximum ownership percentage in ICP business	50.00%	50.00%
Appreciation (depreciation) rate of foreign currency exchange (as a percent)	(2.34%)	(2.34%)	(6.27%)	4.10%
Deferred Revenue, Revenue Recognized	¥ 74,996	$ 11,769	¥ 94,056	¥ 84,703
Goodwill, Impairment Loss				¥ 545,665
Contract liabilities	¥ 164,749		¥ 112,016		$ 25,853
Total Revenue [Member]
Concentration risk percentage	10.00%	10.00%	10.00%
PRC
Cash and cash equivalents, restricted cash, short-term investments and available-for-sale debt security held percentage	64.30%	64.30%
Non-PRC
Cash and cash equivalents, restricted cash, short-term investments and available-for-sale debt security held percentage	35.70%	35.70%
Baidu | Total Revenue [Member]
Concentration risk percentage				8.10%
Google | Total Revenue [Member]
Concentration risk percentage				13.80%
Cross Currency Interest Rate Contract [Member]
Noon buying rate | (per share)						¥ 6.3726	$ 1